Cover	Mar. 18, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	Shopify Inc.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-37400
Entity Tax Identification Number	98-0486686
Entity Address, Address Line One	151 O'Connor Street, Ground Floor
Entity Address, City or Town	Ottawa,
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2P 2L8
City Area Code	613
Local Phone Number	241-2828 x 1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Subordinate Voting Shares
Trading Symbol	SHOP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001594805
Other Address
Document Information [Line Items]
Entity Address, Address Line One	148 Lafayette Street
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10012